Financial Select Sector SPDR Fund
Fund Summaries The Financial Select Sector SPDR Fund
Investment Objective
The Financial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Financial Select Sector Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Fund Shares. This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Financial Select Sector SPDR Fund Financial Select Sector SPDR Fund
Management fees	0.04%
Distribution and service (12b-1) fees	0.04%
Other expenses	0.06%
Total annual Fund operating expenses	0.14%	[1]
[1]	The Fund's "Total annual Fund operating expenses" have been restated to reflect reductions in the Fund's "Distribution and service (12b-1) fees" and "Other expenses".

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Year 1	Year 3	Year 5	Year 10
Financial Select Sector SPDR Fund | Financial Select Sector SPDR Fund | USD ($)	14	45	79	179

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.59% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days' notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA FM).

The Index includes securities of companies from the following industries: diversified financial services; insurance; banks; capital markets; real estate investment trusts (“REITs”); consumer finance; thrifts and mortgage finance; and real estate management and development. The Financial Services Select Sector SPDR Fund will not invest in companies involved in the real estate industry, with the exception of mortgage REITs, and, therefore, the risk and return profiles of the Fund and The Financial Services Select Sector SPDR Fund will differ.

The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; and (2) the Index is calculated by S&P Dow Jones Indices LLC (“S&P DJI”) based on methodology proprietary to S&P DJI and BofA Merrill Lynch Research (“BofA Merrill Lynch”) (S&P DJI and BofA Merrill Lynch, collectively, the “Index Provider”) using a “modified market capitalization” methodology, which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or “IRC”). As of August 31, 2015, the Index was composed of 88 stocks.

The Index is sponsored by the Index Provider and compiled by S&P DJI (the “Index Compilation Agent”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent determines the composition of the Index and relative weightings of the securities in the Index based on the Index methodology. The Index Provider publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Financial Sector Risk: The Fund's assets will be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversified Investment Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-732-8673 or visiting our website at www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 35.82% (Q2, 2009) Lowest Quarterly Return: -36.84% (Q4, 2008)
Average Annual Total Returns (for periods ending 12/31/14)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Average Annual Total Returns - Financial Select Sector SPDR Fund	One Year	Five Years	Ten Years
Financial Select Sector SPDR Fund	15.03%	13.17%	0.01%
Financial Select Sector SPDR Fund | Return After Taxes on Distributions	14.46%	12.76%	(0.43%)
Financial Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares	8.75%	10.47%	none
The Financial Select Sector Index (Index returns reflect no deduction for fees, expenses or taxes)	15.20%	13.37%	0.15%